RESTRUCTURING CHARGES (Narrative) (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
RESTRUCTURING CHARGES [Abstract]
Restructuring charges including equity-based compensation expenses	$ 41,400,000
Equity-based compensation expenses included in restructuring charges	$ 19,900